Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 30, 2026	Mar. 09, 2026	Mar. 29, 2026
Line of Credit [Member]
Subsequent Events [Line Items]
Renewed line of credit			$ 2,000,000
March Purchase Agreement [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 2,000,000
March Purchase Agreement [Member] | March Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Offering price		$ 1.2399
Warrants to purchase ordinary Shares		722,311
Ordinary Shares [Member] | March Purchase Agreement [Member]
Subsequent Events [Line Items]
Sale of shares		882,825
Offering price		$ 1.24
Exercised shares		722,311
Ordinary Shares [Member] | The Sales Agreement [Member]
Subsequent Events [Line Items]
Sale of shares amount	$ 3,007,329
Commission percentage	3.00%